Inventories, Net (Details) - Schedule of Inventories, Net - USD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Inventories, Net [Abstract]
Raw materials	$ 296,889	$ 323,387
Finished goods	310,528	288,057
Others	5,747	19,501
Total	613,164	630,945
Inventory write-down	(12,288)	(4,749)	$ (1,391)
Inventories, net	$ 600,876	$ 626,196